Employee Defined Contribution Plan and Employee Optimization Program - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Amounts incurred for employee defined contribution plan	¥ 482,988	$ 70,027	¥ 668,457	¥ 490,245
Estimated amount			178,732
Cost of Revenues
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs			25,709
Selling, General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs			54,334
Research and Development Expense
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs			¥ 98,689